Note 9 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current	$ 1,234	$ 4,248
Deferred	112	473
Federal Income Tax Expense (Benefit), Continuing Operations	1,346	4,721
Current	153	927
Deferred	109	321
State and Local Income Tax Expense (Benefit), Continuing Operations	262	1,248
Income tax	$ 1,608	$ 5,969